Fixed Assets	3 Months Ended
Mar. 31, 2024
Fixed Assets
Fixed Assets

6. Fixed Assets

6.1 Intangible assets

During the three months ended March 31, 2024, the Group acquired intangible assets of EUR 4,078k (three months ended March 31, 2023: EUR 134k). Acquired intangibles mainly related to licenses, software and prepayments made to acquire those.

6.2 Property, plant and equipment

During the three months ended March 31, 2024, the increase in property, plant and equipment was attributable to the purchase of technical equipment and machines and other equipment of EUR 1,284k (March 31, 2023: EUR 3,206k) as well as additional amounts recognized as construction in progress of EUR 2,981k (March 31, 2023: EUR 12,631k) primarily related to the Company-owned GMP IV facility EUR 2,524k.